Acquisitions - Identifiable Intangible Assets (Details) - FoA Equity $ in Thousands	Oct. 12, 2020 USD ($)
Business Acquisition [Line Items]
Total	$ 717,700
Trade name
Business Acquisition [Line Items]
Definite-lived intangible assets	$ 8,800
Useful life (in years)	10 years
Broker/customer relationships
Business Acquisition [Line Items]
Definite-lived intangible assets	$ 530,900
Broker/customer relationships | Minimum
Business Acquisition [Line Items]
Useful life (in years)	8 years
Broker/customer relationships | Maximum
Business Acquisition [Line Items]
Useful life (in years)	15 years
Trade name
Business Acquisition [Line Items]
Indefinite-lived intangible assets	$ 178,000